CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.52%	3.00%	1.75%
Expected life	5 years	5 years	5 years
Annualized volatility	57.00%	64.00%	68.00%
Dividend rate	0.00%	0.00%	0.00%